Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,100,000.00
Total Fee Amount	20,728.81
Total Offset Amount	0.00
Net Fee	$ 20,728.81
Offering Table N/A
Offset Table N/A	N/A